Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Balance at beginning of year	$ 1,264	$ 693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)
Change in unrealized (losses) gains on available-for-sale securities	(679)	568
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)
Change in net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Balance at end of year	$ 601	$ 1,264	$ 693